Shareholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Shareholders’ Equity

Note 9 – Shareholders’ Equity

Common Shares Issued on Private Offerings

During the nine months ended September 30, 2021 and 2020, the Company received net proceeds of approximately $5.2 million and $2.0 million on the sale of 2,597,500 and 980,000 shares of common stock, respectively, at $2.00 per share, and 1,298,750 and 490,250 warrants, as part of its private offerings. As part of the Company’s $2.00 private offering, each participating shareholder is entitled to a warrant, which expires on December 31, 2022, to purchase up to fifty percent (50%) of the number of common shares purchased, at $3.00 per share.

Common shares issued for services

The Company entered into various consulting agreements with third parties (“Consultants”) pursuant to which these Consultants provided business development, sales promotion, introduction to new business opportunities, strategic analysis and sales and marketing activities. During the nine months ended September 30, 2021 and 2020, the Company issued 841,500 and 57,500 shares of common stock, with a fair value of approximately $1.7 million and $115,000 at date of grant, respectively.

Summary of Warrants

A summary of warrants for the nine months ended September 30, 2021 is as follows:

		Weighted
	Number of	Average
	Options	Exercise Price
Balance outstanding, December 31, 2020	1,278,375	$3.00
Warrants granted	2,522,279	4.27
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, September 30, 2021	3,800,654	$3.85
Balance exercisable, September 30, 2021	3,500,654	$3.89

During the nine months ended September 30, 2021, the Company issued warrants exercisable into 2,532,279 shares of common stock. The weighted-average remaining contractual life of warrants outstanding and exercisable at September 30, 2021 was 1.79 years. As of September 30, 2021, the outstanding and exercisable warrants have an intrinsic value of $8.9 million and $8.1 million, respectively. The aggregate intrinsic value was calculated as the difference between the estimated market value of $6.00 per share as of September 30, 2021, and the exercise price of the outstanding warrants.

Warrants Issued in Private Offering

In conjunction with the sale of the common shares issued as part of the Company’s $2.00 private offering, each participating shareholder is entitled to purchase up to fifty percent (50%) of the number of common shares purchased under the $2.00 per share private offering, at $3.00 per share. The original warrant term of eighteen (18) months was modified by the Board on July 13, 2021, to expire on December 31, 2022. During the nine months ended September 30, 2021, the Company issued warrants to purchase 1,298,750 shares of common stock, as discussed above, at an weighted average exercise price of $3.00.

Warrants Issued with Senior Convertible Notes Payable

In conjunction with the sale of senior convertible notes payable, the Company issued 823,529 warrants. Each Warrant is exercisable at a price equal to 115% of our initial public offering price (see Note 6).

Advisory Board Agreement

On July 1, 2021, the Company entered into a three year consulting agreement (the “Agreement”) for which the consultant is to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company is to pay the consultant $5,000 per month during the first six month period of the Agreement, and the Company shall grant, as of July 1, 2021, (i) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on the date hereof, at an exercise price of $2.00 per share, (ii) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on December 1, 2021, at an exercise price of $2.00 per share, (iii) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on September 1, 2022, at an exercise price of $4.00 per share, and (iv) a warrant, for a term of three years, to purchase 100,000 shares of common stock, which shall vest on December 1, 2022, at an exercise price of $4.00 per share. The aggregate fair value of the warrants was determined to be $382,000, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $2.00 per share based on recent private sales of our stock, expected term of five years, volatility of 108%, dividend rate of 0%, and weighted average risk-free interest rate of 0.25%. During the nine months ended September 30, 2021, the Company recognized $200,000 of compensation expense relating to vested warrants. As of September 30, 2021, the aggregate amount of unvested compensation related to these warrants were approximately $182,000 which will be recognized as an expense as the warrants vest in future periods through December 2022.

Summary of Options

2016 Stock Incentive Plan

The Company’s 2016 Equity Incentive Plan (the “Plan”) is for officers, employees, non-employee members of the Board of Directors, and consultants of the Company. The Plan authorized the granting of not more than 1 million restricted shares, stock appreciation rights (“SAR’s”), and incentive and non-qualified stock options to purchase shares of the Company’s common stock. On July 13, 2021, the Board increased the number of common shares authorized to be issued under the Company’s 2016 Equity Incentive Plan one (1) million shares to seven (7) million shares.

A summary of stock options for the nine months ended September 30, 2021 is as follows:

		Weighted
	Number of	Average
	Options	Exercise Price
Balance outstanding, December 31, 2020	-	$-
Options granted	4,365,000	2.00
Options exercised	-	-
Options expired or forfeited	-	-
Balance outstanding, September 30, 2021	4,365,000	$2.00
Balance exercisable, September 30, 2021	524,583	$2.00

Information relating to outstanding options at September 30, 2021, summarized by exercise price, is as follows:

	Outstanding			Exercisable
			Weighted		Weighted
Exercise Price		Life	Average		Average
Per Share	Shares	(Years)	Exercise Price	Shares	Exercise Price
$2.00	4,365,000	9.45	$2.00	524,583	$2.00
	4,365,000	9.45	$2.00	524,583	$2.00

During the nine months ended September 30, 2021, as discussed below, the Company approved options exercisable into 4,365,000 shares to be issued pursuant to the Company’s 2016 Equity Incentive Plan. The aggregate fair value of the approved options was determined to be $7.4 million. During the nine months ended September 30, 2021, the Company recognized $885,000 of compensation expense relating to vested stock options. As of September 30, 2021, the aggregate amount of unvested compensation related to stock options was approximately $6.5 million which will be recognized as an expense as the options vest in future periods through May 2025.

As of September 30, 2021, the outstanding and exercisable options have an intrinsic value of $17.5 million and $2.1 million, respectively. The aggregate intrinsic value was calculated as the difference between the estimated market value of $6.00 per share as of September 30, 2021, and the exercise price of the outstanding options.

Executive Employment Agreements

Chief Executive Officer

On March 21, 2021, the Company and Mr. Destler, Chief Executive Officer “(the “Executive”), entered into an amended Employment Agreement (the “Amended Agreement”). The employment term of five (5) years of Executive’s employment was extended to a term of ten (10) years, and Mr. Destler’s base salary was increased to $240,000 per annum. Executive’s monthly salary shall increase by not less than five percent (5%), on September 1, 2022, and by not less than five percent (5%) on Executive’s then monthly salary on September 1 of each year thereafter for the term of the Agreement.

The Amended Agreement granted the Executive an option to purchase 4,000,000 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $2.00 per share, for a term to expire on April 1, 2031, and where 83,333 Option Shares vest monthly beginning on May 1, 2021. This option shall survive termination of the Agreement. The stock options are exercisable at a price of $2.00 per share and expire in ten years. The total fair value of these options at grant date was approximately $6.8 million, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $2.00 per share based on recent private sales of our stock, expected term of seven years, volatility of 107%, dividend rate of 0%, and weighted average risk-free interest rate of 1.34%. During the nine months ended September 30, 2021, the Company recognized $709,000 of compensation expense relating to vested stock options.

The Amendment Agreement also granted Mr. Destler 1,000,000 shares of the Company’s common stock upon the Company’s listing of its common stock on any market of the Nasdaq or New York Stock Exchange. Executive may, in his sole discretion, be granted any part of or all such 1,000,000 shares in the form of a warrant or option, exercisable at $0.001 per share, for the purchase of 1,000,000 shares of common stock of the Company, for a term of five (5) years. Executive’s grant of and right to such 1,000,000 shares is conditioned upon and subject to Executive being an employee, officer or director of the Company at the time that the Company’s shares of common stock are listed on any market of the Nasdaq or New York Stock Exchange.

Chief Financial Officer and Director of Operations

On May 17, 2021, the Company entered into an employment agreement with Steve Handy to serve as its Chief Financial Officer and Director of Operations (the “Employment Agreement”). The term of the employment is for twelve months. Mr. Handy’s base salary is $200,000 per annum, with annual increases and bonuses at the discretion of the Board of Directors. Mr. Handy is entitled to receive a severance payment of $100,000 if terminated by the Company without cause within the first twelve months of employment.

The Employment Agreement granted the Executive an option to purchase 300,000 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $2.00 per share, for a term to expire on May 17, 2026, and where 16,666 Option Shares vest monthly beginning on May 17, 2021. The stock options are exercisable at a price of $2.00 per share and expire in ten years. The total fair value of these options at grant date was approximately $462,000, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $2.00 per share based on recent private sales of our stock, expected term of five years, volatility of 106%, dividend rate of 0%, and weighted average risk-free interest rate of 0.83%. During the nine months ended September 30, 2021, the Company recognized $154,000 of compensation expense relating to vested stock options.

Employee Option Grants

On June 28, 2021, the Company granted to an employee an option to purchase 25,000 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $2.00 per share, for a term to expire on September 28, 2031, and where 4,166 Option Shares vest monthly beginning on June 28, 2021. The stock options are exercisable at a price of $2.00 per share and expire in ten years. The total fair value of these options at grant date was approximately $38,000, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $2.00 per share based on recent private sales of our stock, expected term of five years, volatility of 106%, dividend rate of 0%, and weighted average risk-free interest rate of 0.90%. During the nine months ended September 30, 2021, the Company recognized $19,000 of compensation expense relating to vested stock options.

Advisory Board Agreements

On August 18, 2021 and September 24, 2021, the Company entered into a one year consulting agreement (the “Agreement”), with automatic annual renewals, for which the consultants are to serve on the Company’s Advisory Board and provide services as defined in the Agreement. Per the terms of the Agreement, the Company is to pay the consultants an aggregate amount of $10,000 per calendar quarter and granted the consultants aggregate options to purchase 40,000 shares of the Company’s common stock, with a five (5) year life, vesting over a twelve (12) month period, and exercisable at $2.00 per share. The consultant will be granted an additional aggregate 40,000 options to purchase shares on each automatic contract renewal period. The total fair value of these options at grant date was approximately $53,000, which was determined using a Black-Scholes-Merton option pricing model with the following average assumption: fair value of our stock price of $2.00 per share based on recent private sales of our stock, expected term of five years, volatility of 110%, dividend rate of 0%, and weighted average risk-free interest rate of 0.90%. During the nine months ended September 30, 2021, the Company recognized $3,000 of compensation expense relating to vested stock options.

Note 7 – Shareholder’ Equity

The following description summarizes the material terms of our capital stock.

Our authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value, and 1,000,000 shares of preferred stock, 1 share of which is designated as Series A preferred stock, $0.0001 par value. The rights, preferences and privileges of preferred stock may be designated from time to time by our board of directors. As of December 31, 2020, there were 28,956,158 shares of our common stock issued and outstanding and one (1) share of Series A preferred stock issued and outstanding. The one (1) share of Series A preferred stock is held by Jonathan Destler, our Chief Executive Officer and director.

Undesignated Preferred Stock

Under the terms of our Certificate of Incorporation, our board of directors is authorized to issue shares of our undesignated preferred stock in one or more series without shareholder approval. Our board of directors has the discretion to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock.

The purpose of authorizing our board of directors to issue preferred stock and determine its rights and preferences is to eliminate delays associated with a shareholder vote on specific issuances. The issuance of preferred stock, while providing flexibility in connection with possible future acquisitions and other corporate purposes, will affect, and may adversely affect, the rights of holders of common stock. It is not possible to state the actual effect of the issuance of any shares of preferred stock on the rights of holders of common stock until our board of directors determines the specific rights attached to that preferred stock. The effects of issuing preferred stock could include one or more of the following:

●	restricting dividends on the common stock;

●	diluting the voting power of the common stock;

●	impairing the liquidation rights of the common stock; or

●	delaying or preventing changes in control or management of our company.

Once our board of directors approves the rights and preferences for a series of preferred stock, we will file a Certificate of Designation for such series of preferred stock with the Delaware Secretary of State formally establishing such rights and preferences.

Series A Preferred Stock; Common Stock

Voting

Except as set forth below, each holder of Series A preferred stock has the same rights as holders of common stock and shall be entitled to notice of any shareholders’ meeting. They shall also be entitled to vote with the holders of common stock, and not as a separate class, except as may otherwise be required by law. Except as set forth below, each shareholder shall be entitled to one (1) vote for each share of stock outstanding. Except as set forth below or otherwise provided by the law of the State of Delaware, any corporate action to be taken shall be authorized by a majority of the votes cast by the shareholders. There are no cumulative rights to voting.

Each share of Series A preferred stock is entitled to the number of votes equal to 110% of the number of votes of the common stock issued and outstanding.

Additionally, for as long as any shares of Series A preferred stock are outstanding, the holders of Series A preferred stock shall be entitled to elect one director, or the Series A Director.

Protective Provisions

For as long as any shares of Series A preferred stock are outstanding, we must obtain the approval of at least a majority of the holders of the outstanding shares of preferred stock, voting as a separate class, to:

●	Amend our articles of incorporation or, unless approved by our board of directors, including by the Series A Director, amend our bylaws;

●	Change or modify the rights, preferences or other terms of the Series A preferred stock, or increase or decrease the number of authorized shares of Series A preferred stock;

●	Reclassify or recapitalize any outstanding equity securities, or, unless approved by our board of directors, including by the Series A Director, authorize or issue, or undertake an obligation to authorize or issue, any equity securities or any debt securities convertible into or exercisable for any equity securities (other than the issuance of stock-options or securities under any employee option or benefit plan);

●	Authorize or effect any transaction constituting a Deemed Liquidation (as defined in this subparagraph), or any other merger or consolidation of the Company, where a Deemed Liquidation shall mean: (1) the closing of the sale, transfer or other disposition of all or substantially all of the Company’s assets (including an irrevocable or exclusive license with respect to all or substantially all of the Company’s intellectual property); (2) the consummation of a merger, share exchange or consolidation with or into any other corporation, limited liability company or other entity (except one in which the holders of capital stock of the Company as constituted immediately prior to such merger, share exchange or consolidation continue to hold at least 50% of the voting power of the capital stock of the Company or the surviving or acquiring entity (or its parent entity)), (3) authorizing or effecting any transaction liquidation, dissolution or winding up of the Company, either voluntary or involuntary; provided, however, that none of the following shall be considered a Deemed Liquidation: (A) a merger effected exclusively for the purpose of changing the domicile of the Company, or (B) a transaction or other event deemed to be exempt from the definition of a Deemed Liquidation by the holders of at least a majority of the then outstanding Series A preferred stock.

●	Increase or decrease the size of our board of directors as provided in our bylaws or remove the Series A Director (unless approved by our board of directors, including the Series A Director);

●	Declare or pay any dividends or make any other distribution with respect to any class or series of capital stock (unless approved by our board of directors, including the Series A Director);

●	Redeem, repurchase or otherwise acquire (or pay into or set aside for a sinking fund for such purpose) any outstanding shares of capital stock (other than the repurchase of shares of common stock from employees, consultants or other service providers pursuant to agreements approved by our board of directors under which the Company has the option to repurchase such shares at no greater than original cost upon the occurrence of certain events, such as the termination of employment) (unless approved by our board of directors, including the Series A Director);

●	Create or amend any stock option plan of the Company, if any (other than amendments that do not require approval of the shareholders under the terms of the plan or applicable law) or approve any new equity incentive plan;

●	Replace the President and/or Chief Executive Officer of the Company (unless approved by our board of directors, including the Series A Director);

●	Transfer assets to any subsidiary or other affiliated entity (unless approved by our board of directors, including the Series A Director);

●	Issue, or cause any subsidiary of the Company to issue, any indebtedness or debt security, other than trade accounts payable and/or letters of credit, performance bonds or other similar credit support incurred in the ordinary course of business, or amend, renew, increase or otherwise alter in any material respect the terms of any indebtedness previously approved or required to be approved by the holders of the Series A preferred stock (unless approved by our board of directors, including the Series A Director);

●	Modify or change the nature of the Company’s business;

●	Acquire, or cause a subsidiary of the Company to acquire, in any transaction or series of related transactions, the stock or any material assets of another person, or enter into any joint venture with any other person (unless approved by our board of directors, including the Series A Director); or

●	Sell, transfer, license, lease or otherwise dispose of, in any transaction or series of related transactions, any material assets of the Company or any subsidiary outside the ordinary course of business (unless approved by our board of directors, including the Series A Director).

Dividends

Subject to the rights of the preferred shareholders set forth in “Protective Provisions”, our board of directors shall have full power and discretion, to determine out of legally available funds what, if any, dividends or distributions shall be declared and paid. Dividends may be paid in cash, in property, or in shares of common stock. Shares of common stock and Series A preferred stock are treated equally and ratably, on a per share basis, with respect to any dividend or distribution from us. If a dividend is paid in the form of shares of common stock or rights to acquire common stock, the holders of common stock and Series A preferred stock shall both receive common stock or rights to acquire common stock. No dividends shall be declared or payable in the form of Series A preferred stock.

Liquidation Rights

If there is a liquidation, dissolution or winding up of the Company, holders of our common stock and Series A preferred stock would be entitled to share in our assets remaining after the payment of liabilities equally and ratably, on a per share basis.

Conversion

Voluntary Conversion: Each share of Series A preferred stock shall be convertible into one fully paid and nonassessable share of common stock at the option of the holder.

Other Provisions

Holders of our common stock and Series A preferred stock have no preemptive or conversion rights or other subscription rights, and there are no redemption or sinking fund provisions applicable to the common stock or Series A preferred stock.

Common shares issued on private offerings

During the years ended December 31, 2020 and 2019, the Company received net proceeds of $2,513,000 and $2,575,000 on the sale of 1,269,250 and 1,287,500 shares of common stock, respectively, at $2.00 per share, as part of its private offerings. As part of the Company’s $2.00 private offering, each participating shareholder is entitled to a warrant, which expires on December 31, 2022, to purchase up to fifty percent (50%) of the number of common shares purchased, at $3.00 per share.

Common shares issued for services

The Company entered into various consulting agreements with third parties (“Consultants”) pursuant to which these Consultants provided business development, sales promotion, introduction to new business opportunities, strategic analysis and sales and marketing activities. During the year ended December 31, 2020, the Company issued 57,500 shares of common stock, with a fair value of $115,000 at date of grant, or $2.00 per common share, to Consultants.

2016 Stock Incentive Plan

The Company’s 2016 Equity Incentive Plan (the “Plan”) is for officers, employees, non-employee members of the Board of Directors, and consultants of the Company. The Plan authorized the granting of not more than 1,000,000 restricted shares, stock appreciation rights (“SAR’s”), and incentive and non-qualified stock options to purchase shares of the Company’s common stock. The Plan provided that stock options or SAR’s granted can be exercisable immediately as of the effective date of the applicable agreement, or in accordance with a schedule or performance criteria as may be set in the applicable agreement. The exercise price for non-qualified stock options or SAR’s would be the amount specified in the agreement, but shall not be less than the fair value of the Company’s common stock at the date of the grant. The maximum term of options and SARs granted under the plan is ten years. Since the inception of the Plan. As of December 31, 2020, no restricted shares, SAR’s, and incentive and non-qualified stock options to purchase shares of the Company’s common stock options have been issued.

Summary of Warrants

A summary of warrants for the year ended December 31, 2020 and 2019, is as follows:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance outstanding, December 31, 2018	-	$-
Warrants granted	643,750	3.00
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2019	643,750	3.00
Warrants granted	634,625	3.00
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2020	1,278,375	$3.00
Balance exercisable, December 31, 2020	1,278,375	$3.00

Information relating to outstanding warrants at December 31, 2020, summarized by exercise price, is as follows:

			Outstanding	Exercisable
			Weighted		Weighted
Exercise Price		Life	Average		Average
Per Share	Share	(Years)	Exercise Price	Shares	Exercise Price
$3.00	1,278,375	2.00	$3.00	1,278,375	$3.00
	1,278,375	2.00	$3.00	1,278,375	$3.00

In conjunction with the sale of the common shares issued as part of the Company’s $2.00 private offering, each participating shareholder is entitled to purchase up to fifty percent (50%) of the number of common shares purchased, at $3.00 per share. The original warrant term of eighteen (18) months was modified by the Board on July 13, 2021, to expire on December 31, 2022. During the years ended December 31, 2020 and 2019, the Company issued warrants to purchase 634,625 shares and 643,750 shares of common stock at an exercise price of $3.00.

The weighted-average remaining contractual life of warrants outstanding and exercisable at December 31, 2020 was two (2) years. As of December 31, 2020, the outstanding and exercisable warrants had no intrinsic value. The aggregate intrinsic value was calculated as the difference between the last private offering price of $2.00 per share as of December 31, 2020, and the exercise price of the outstanding warrants.